Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Distribution revenues	CAD 4,949	CAD 4,903
Transmission revenues	1,536	1,588
Purchased power costs	3,450	3,419
Related Party [Member]
Distribution revenues	159	159
Transmission revenues	1,554	1,567
Purchased power costs	CAD 2,335	CAD 2,633